LONG-TERM INVESTMENTS - Available-for-sale Investment (Details)			1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 28, 2016 USD ($)	Mar. 30, 2016 USD ($)	Apr. 28, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 24, 2016 USD ($)
Available-for-sale investment
Interest income | ¥						¥ 568,320
Unrealized holding loss of available-for-sale investment reported in other comprehensive income (loss) | ¥						¥ 553,870
Convertible promissory note ("the Notes")
Available-for-sale securities, fair value to amortized cost basis
Aggregate fair value							$ 1,504,000	¥ 10,376,547
Impairment loss of convertible bond				$ 1,504,000	¥ 10,458,538
Available-for-sale investment | Brilent Inc. ("Brilent") | Convertible promissory note ("the Notes")
Available-for-sale investment
Maximum amount of investments allowed for purchase									$ 2,500,000
ATA BVI | Available-for-sale investment | Brilent Inc. ("Brilent") | Convertible promissory note ("the Notes")
Available-for-sale investment
Principal amount of investments	$ 1,200,000	$ 300,000	$ 1,200,000
Interest rate per annum (as a percent)	6.00%	6.00%
Cash consideration			$ 1,500,000
Term of investments	24 months	24 months
Amount converted to, as a percentage of qualified financing security purchase price	75.00%	75.00%